Discontinued operations - Disclosure of Information about Significant Unobservable Inputs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	€ 75,557	€ 160,187
Debt securities [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	€ 53,647	97,195
Level III [member] | Financial assets available-for-sale, category [member] | Shares [member] | Net asset value [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Financial assets available-for-sale, category [member] | Shares [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets available-for-sale, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets available-for-sale, category [member] | Debt securities [member] | Broker quote [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Broker quote
Significant unobservable input	n.a.
Level III [member] | Financial assets available-for-sale, category [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Financial assets available-for-sale, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Embedded derivatives [member] | Derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Discounted cash flow
Significant unobservable input	Own credit spread
Level III [member] | Recurring fair value measurement [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	€ 4,372	5,750
Level III [member] | Recurring fair value measurement [member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	840	3,437
Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	1,008	1,393
Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member] | Shares [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	131	191
Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member] | Shares [member] | Net asset value [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	126	166
Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member] | Shares [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	5	25
Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member] | Debt securities [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	216	603
Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	148	82
Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member] | Debt securities [member] | Broker quote [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	66	493
Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member] | Other investments [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	660	599
Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	2	3
Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	48	56
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	1	1,348
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value		1,343
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value		5
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	3,363	3,010
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	3,363	2,944
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value		66
Level III [member] | Recurring fair value measurement [member] | Embedded derivatives [member] | Derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	836	€ 3,437
Discontinued operations [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	€ 49,452
Discontinued operations [member] | Level III [member] | Financial assets available-for-sale, category [member] | Shares [member] | Net asset value [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Discontinued operations [member] | Level III [member] | Financial assets available-for-sale, category [member] | Shares [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Other
Significant unobservable input	n.a.
Discontinued operations [member] | Level III [member] | Financial assets available-for-sale, category [member] | Debt securities [member] | Broker quote [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Broker quote
Significant unobservable input	n.a.
Discontinued operations [member] | Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Other
Significant unobservable input	n.a.
Discontinued operations [member] | Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Other
Significant unobservable input	n.a.
Discontinued operations [member] | Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Discontinued operations [member] | Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Other
Significant unobservable input	n.a.
Discontinued operations [member] | Level III [member] | Embedded derivatives [member] | Derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Valuation technique	Discounted cash flow
Significant unobservable input	Own credit spread
Discontinued operations [member] | Level III [member] | Recurring fair value measurement [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	€ 1,540
Financial liabilities at fair value	754
Discontinued operations [member] | Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	75
Discontinued operations [member] | Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member] | Shares [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	21
Discontinued operations [member] | Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member] | Shares [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	21
Discontinued operations [member] | Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member] | Debt securities [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	54
Discontinued operations [member] | Level III [member] | Recurring fair value measurement [member] | Financial assets available-for-sale, category [member] | Debt securities [member] | Broker quote [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	54
Discontinued operations [member] | Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	1,401
Discontinued operations [member] | Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	1,357
Discontinued operations [member] | Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	44
Discontinued operations [member] | Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	64
Discontinued operations [member] | Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial assets at fair value	64
Discontinued operations [member] | Level III [member] | Recurring fair value measurement [member] | Embedded derivatives [member] | Derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Relating to Discontinued Operations [Line Items]
Financial liabilities at fair value	€ 754